Loans and other liabilities - Movement in liabilities deriving from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Loans and other Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 188.0		$ 251.5
Changes related to financing cash flows:
Receipt of long-term loans and other long-term liabilities			59.2
Repayment of borrowings and lease liabilities	(21.2)		(92.2)
Change in short-term loans	(21.0)		(53.5)
Other Changes	(24.0)	[1]	23.0	[2]
Ending balance	121.8		188.0
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4,159.5		3,071.7
Changes related to financing cash flows:
Repayment of borrowings and lease liabilities	(1,691.9)		(1,357.2)
Additional Leases	2,453.0		2,207.0
Modifications	(28.0)		241.2
Other Changes	(3.8)	[1]	(3.2)	[2]
Ending balance	$ 4,888.8		$ 4,159.5

[1]	Mainly related to expiration of repurchase options in a sale and lease-back transactions accounted as a secured borrowing (see also Note 24(b)).
[2]	Mainly includes discount amortization, adjustments in respect of estimated cashflows and accrual of PIK interest.